COMPULSORY LOAN (Tables)	12 Months Ended
Dec. 31, 2021
COMPULSORY LOAN
Schedule of liabilities related to the Compulsory Loan

Opening balance as of December 31, 2020 and 2019	1,047,109	485,756
Ingress of funds	—	7,263
Provision for implantation of shares	107,652	376,433
Debt charges	30,791	39,243
Interest payment	(1,328)	(2,282)
Monetary adjustment	32,111	140,696
Final balance as of December 31, 2021 and 2020	1,216,335	1,047,109